Research and Development Expenses - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and Development Expenses [Abstract]
Payroll and related expenses	$ 3,220	$ 2,700	$ 2,305
Share-based payment	511	220	524
Subcontractors	294	155	619
Depreciation	124	102	73
Other	346	380	303
Total	$ 4,495	$ 3,557	$ 3,824